Fair Value Of Financial Instruments (Estimated Fair Value Of Financial Instruments Not Carried At Fair Value) (Detail) (JPY ¥)	Sep. 30, 2012		Mar. 31, 2012
Liabilities:
Securities sold under agreements to repurchase	¥ 208,428,000,000	[1]	¥ 307,083,000,000
Carrying (reported) amount, Fair value disclosure [Member]
Assets:
Cash and cash equivalents	717,000,000,000	[1]	1,071,000,000,000	[1]
Time deposits	404,000,000,000	[1]	653,000,000,000	[1]
Deposits with stock exchanges and other segregated cash	190,000,000,000	[1]	230,000,000,000	[1]
Loans receivable	1,225,000,000,000	[1],[2]	1,290,000,000,000	[1],[2]
Securities purchased under agreements to resell	7,865,000,000,000	[1]	7,663,000,000,000	[1]
Securities borrowed	5,204,000,000,000	[1]	6,080,000,000,000	[1]
Total Assets	15,605,000,000,000	[1]	16,987,000,000,000	[1]
Liabilities:
Short-term borrowings	866,000,000,000	[1]	1,186,000,000,000	[1]
Deposits received at banks	921,000,000,000	[1]	905,000,000,000	[1]
Securities sold under agreements to repurchase	10,998,000,000,000	[1]	9,928,000,000,000	[1]
Securities loaned	2,129,000,000,000	[1]	1,700,000,000,000	[1]
Long-term borrowings	8,087,000,000,000	[1]	8,505,000,000,000	[1]
Total Liabilities	23,001,000,000,000	[1]	22,224,000,000,000	[1]
Estimate of fair value, Fair value disclosure [Member]
Assets:
Cash and cash equivalents	717,000,000,000	[1]	1,071,000,000,000	[1]
Time deposits	404,000,000,000	[1]	653,000,000,000	[1]
Deposits with stock exchanges and other segregated cash	190,000,000,000	[1]	230,000,000,000	[1]
Loans receivable	1,228,000,000,000	[1],[2]	1,286,000,000,000	[1],[2]
Securities purchased under agreements to resell	7,865,000,000,000	[1]	7,663,000,000,000	[1]
Securities borrowed	5,204,000,000,000	[1]	6,080,000,000,000	[1]
Total Assets	15,608,000,000,000	[1]	16,983,000,000,000	[1]
Liabilities:
Short-term borrowings	866,000,000,000	[1]	1,186,000,000,000	[1]
Deposits received at banks	921,000,000,000	[1]	905,000,000,000	[1]
Securities sold under agreements to repurchase	10,998,000,000,000	[1]	9,928,000,000,000	[1]
Securities loaned	2,129,000,000,000	[1]	1,700,000,000,000	[1]
Long-term borrowings	7,820,000,000,000	[1]	8,242,000,000,000	[1]
Total Liabilities	22,734,000,000,000	[1]	21,961,000,000,000	[1]
Level 1 [Member] | Estimate of fair value, Fair value disclosure [Member]
Assets:
Cash and cash equivalents	717,000,000,000	[1]	1,071,000,000,000	[1]
Total Assets	717,000,000,000	[1]	1,071,000,000,000	[1]
Liabilities:
Long-term borrowings	96,000,000,000	[1]	154,000,000,000	[1]
Total Liabilities	96,000,000,000	[1]	154,000,000,000	[1]
Level 2 [Member] | Estimate of fair value, Fair value disclosure [Member]
Assets:
Time deposits	404,000,000,000	[1]	653,000,000,000	[1]
Deposits with stock exchanges and other segregated cash	190,000,000,000	[1]	230,000,000,000	[1]
Loans receivable	998,000,000,000	[1],[2]	1,031,000,000,000	[1],[2]
Securities purchased under agreements to resell	7,865,000,000,000	[1]	7,663,000,000,000	[1]
Securities borrowed	5,204,000,000,000	[1]	6,080,000,000,000	[1]
Total Assets	14,661,000,000,000	[1]	15,657,000,000,000	[1]
Liabilities:
Short-term borrowings	865,000,000,000	[1]	1,186,000,000,000	[1]
Deposits received at banks	921,000,000,000	[1]	905,000,000,000	[1]
Securities sold under agreements to repurchase	10,998,000,000,000	[1]	9,928,000,000,000	[1]
Securities loaned	2,129,000,000,000	[1]	1,700,000,000,000	[1]
Long-term borrowings	7,738,000,000,000	[1]	8,084,000,000,000	[1]
Total Liabilities	22,651,000,000,000	[1]	21,803,000,000,000	[1]
Level 3 [Member] | Estimate of fair value, Fair value disclosure [Member]
Assets:
Loans receivable	230,000,000,000	[1],[2]	255,000,000,000	[1],[2]
Total Assets	230,000,000,000	[1]	255,000,000,000	[1]
Liabilities:
Short-term borrowings	1,000,000,000	[1]	0	[1]
Deposits received at banks	0	[1]
Long-term borrowings	(14,000,000,000)	[1]	4,000,000,000	[1]
Total Liabilities	¥ (13,000,000,000)	[1]	¥ 4,000,000,000	[1]

[1]	Includes financial instruments which are carried at fair value on a recurring basis.
[2]	Carrying values are shown after deducting allowance for loan losses.